Investments in Debt, Equity Securities and Other Investments (Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Available-for-Sale Cost
Due within 1 year		¥ 0
Due after 1 year to 5 years		0
Equity securities		267,598
Available-for-sale securities, Cost	[1]	267,598	¥ 285,771
Available-for-Sale Aggregate Fair Value
Due within 1 year		0
Due after 1 year to 5 years		0
Equity securities		1,073,390
Available-for-sale securities, Aggregate Fair Value		1,073,390	1,020,129
Held-to-Maturity Cost
Due within 1 year		101,566
Due after 1 year to 5 years		58,013
Held-to-maturity securities, Cost	[1]	159,579	126,746
Held-to-Maturity Aggregate Fair Value
Due within 1 year		101,644
Due after 1 year to 5 years		57,561
Total		¥ 159,205	¥ 126,699

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.